SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	The Gabelli Mathers Fund Class AAA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	The Gabelli Mathers Fund Class AAA
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	1.30%
Total Annual Fund Operating Expenses	2.55%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli Mathers Fund Class AAA	258	793	1,355	2,885

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 475% of the average value of its portfolio.
Principal Investment Strategies

The Fund pursues its objective by using the following principal strategies:

• investing primarily in common stocks, selected for their appreciation potential

• investing in certain event driven situations such as announced mergers, acquisitions, and reorganizations (“arbitrage”)

• engaging, within prescribed limits, in short sales of common stocks whereby the Fund borrows and sells a security it does not own in order to profit from the potential decline in the price of that security

• varying its common stock exposure by hedging, primarily with the purchase or short sale of Standard & Poor's 500 Index (“S&P 500 Index”) futures contracts

• investing all or a portion of its assets primarily in U.S. Treasury securities when the portfolio manager believes the risk of loss from investing in stocks is high

No minimum or maximum percentage of the Fund’s assets is required to be invested in any type of security or investment strategy.

Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) selects stocks using traditional fundamental analysis of both value and growth data, in conjunction with standard technical analysis. Fundamental analysis involves the use of various data including, but not limited to, price/earnings, price/revenues, price/book value, and price/dividend ratios, and various growth rate calculations for earnings, sales, and other data. Technical analysis includes, but is not limited to, the study of rates of change in stock price movement, volume trends, moving averages, relative strength, and overbought/oversold indicators. The stock selection process is not limited by the total market value of a company’s stock, so the Fund may select small, medium, or large capitalization issues.

The Fund may make short sales of equity securities in amounts of up to 50% of the value of the Fund’s net assets as determined at the time of the short sale. A short sale is a transaction in which the Fund sells a security which it does not then own in order to profit from the potential decline in the market price of that security.

The Fund may invest all or any portion of its assets in U.S. Treasury bills, notes or bonds when the Fund’s portfolio manager believes financial market conditions warrant such action and/or during periods when the Fund’s portfolio manager believes that the risk associated with owning equity securities is high due to various traditional stock market valuation benchmarks approaching the upper limits of their long-term historical ranges. At such times, which may continue for extended periods, the Fund's equity exposure may represent a relatively low percentage of the Fund’s assets. During the past ten years, on average, a majority of the Fund’s assets were invested in U.S. Treasury securities.

The Fund does not necessarily purchase or hold individual securities to qualify for long-term capital gains treatment. As a result, turnover in the Fund’s portfolio may be very high, since investments may be held for very short time periods when the Fund’s portfolio manager believes further capital appreciation of those investments is unlikely or that a loss of capital may occur.

The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

Principal Risks

You May Want to Invest in the Fund if:

• you seek long-term growth of capital and are skeptical of a fully invested buy and hold equity investment strategy

• you seek a portfolio that generally may be long and/or short individual stocks, and/or long U.S. Treasury securities, and/or may employ hedging techniques with respect to its common stock exposure

• you seek a portfolio that is flexibly managed to potentially take advantage of a decline in the U.S. equity markets

There are market risks inherent in any investment and there is no assurance that the objective of the Fund will be realized.

• Market Risk. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to rise and fall. The Fund is also subject to the risk that the value of its U.S. Treasury securities, stock index futures hedge position, and short sale stock positions will decline. When you sell your Fund shares, you may receive less than what you paid for them. Your investment in the Fund is not guaranteed and, consequently, you can lose money by investing in the Fund.

• Equity Risk. To the extent that the Fund’s portfolio has significant equity exposure, long and/or short, the Fund is subject to the risks inherent in the stock market and individual stocks, including but not limited to the following:

• unpredictable price volatility in individual stocks and various stock indices

• changes in interest rates, inflation and corporate profits, currency exchange rate volatility, and other economic factors

• individual company and/or industry developments; and

• national and international political events.

• Short Sale Risk. A “short sale” is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover short positions at a higher price than the short sale price, resulting in a loss. Short positions in equity securities are generally considered to be more risky than long positions since the theoretical potential loss in a short position is unlimited, while the maximum loss from a long position is equal to its original purchase price.

• Small Company Risk. Stocks of companies with a relatively small number of shares available for trading may be more risky because their share prices tend to be more volatile, and their shares less liquid, than those of companies with larger amounts of tradable shares. In general, companies with small revenue bases may have more limited management and financial resources and may face a higher risk of business reversal than larger more established companies. As a result, stocks of smaller companies may be more volatile than stocks of larger companies.

• Special Situation Risk. Stocks of companies with special situation characteristics may decline in value if their unique circumstances do not develop as anticipated. Special situation factors may include, but are not limited to, potential and/or announced takeover targets, corporate restructuring candidates, and companies involved in corporate reorganizations.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• Hedging Risk. The percentage fluctuation in the value of the Fund’s hedge positions in stock index futures contracts may be greater than those of the underlying index, and positions in such futures are subject to certain other risks, including but not limited to the following:

• an imperfect correlation between the change in market value of the Fund’s long stock positions relative to its short stock index futures hedge positions, limiting the effectiveness of the hedge

• possible temporary illiquidity in the markets for stock index futures which may result in continuing exposure to adverse price movements

• the fact that the decision to hedge may prove incorrect and, in that case, the Fund would have been better off not hedging

• Interest Rate Risk. To the extent that the Fund’s portfolio is invested in U.S. Treasury securities, it is subject to the risk of a decrease in principal value of the securities as interest rates rise.

• Management Risk. The portfolio manager’s analysis and judgment regarding individual stocks, the financial markets, the economy, and many other factors may prove incorrect, resulting in the Fund’s investments losing value. Additionally, if stock prices increase, the Fund may lose the opportunity to benefit on that portion of its portfolio invested in fixed income securities.

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commission, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare to those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GAMCO MATHERS FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 2.5% (quarter ended March 31, 2001, and the lowest return for a quarter was (9.3)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns The Gabelli Mathers Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before taxes Class AAA	The GAMCO Mathers Fund	Return Before Taxes		(3.57%)	0.37%	(0.82%)	Aug 9, 1965
Return After Taxes on Distributions Class AAA	The GAMCO Mathers Fund	Return After Taxes on Distributions		(3.57%)	(0.05%)	(1.18%)	Aug 9, 1965
Return After Taxes on Distributions and Sale of Fund Shares Class AAA	The GAMCO Mathers Fund	Return After Taxes on Distributions and Sale of Fund Shares		(2.32%)	0.09%	(0.89%)	Aug 9, 1965
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GAMCO MATHERS FUND
Central Index Key	dei_EntityCentralIndexKey	0000063210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
The Gabelli Mathers Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation over the long term in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:	gmf63210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	gmf63210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 475% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	475.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by using the following principal strategies:

• investing primarily in common stocks, selected for their appreciation potential

• investing in certain event driven situations such as announced mergers, acquisitions, and reorganizations (“arbitrage”)

• engaging, within prescribed limits, in short sales of common stocks whereby the Fund borrows and sells a security it does not own in order to profit from the potential decline in the price of that security

• varying its common stock exposure by hedging, primarily with the purchase or short sale of Standard & Poor's 500 Index (“S&P 500 Index”) futures contracts

• investing all or a portion of its assets primarily in U.S. Treasury securities when the portfolio manager believes the risk of loss from investing in stocks is high

No minimum or maximum percentage of the Fund’s assets is required to be invested in any type of security or investment strategy.

Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) selects stocks using traditional fundamental analysis of both value and growth data, in conjunction with standard technical analysis. Fundamental analysis involves the use of various data including, but not limited to, price/earnings, price/revenues, price/book value, and price/dividend ratios, and various growth rate calculations for earnings, sales, and other data. Technical analysis includes, but is not limited to, the study of rates of change in stock price movement, volume trends, moving averages, relative strength, and overbought/oversold indicators. The stock selection process is not limited by the total market value of a company’s stock, so the Fund may select small, medium, or large capitalization issues.

The Fund may make short sales of equity securities in amounts of up to 50% of the value of the Fund’s net assets as determined at the time of the short sale. A short sale is a transaction in which the Fund sells a security which it does not then own in order to profit from the potential decline in the market price of that security.

The Fund may invest all or any portion of its assets in U.S. Treasury bills, notes or bonds when the Fund’s portfolio manager believes financial market conditions warrant such action and/or during periods when the Fund’s portfolio manager believes that the risk associated with owning equity securities is high due to various traditional stock market valuation benchmarks approaching the upper limits of their long-term historical ranges. At such times, which may continue for extended periods, the Fund's equity exposure may represent a relatively low percentage of the Fund’s assets. During the past ten years, on average, a majority of the Fund’s assets were invested in U.S. Treasury securities.

The Fund does not necessarily purchase or hold individual securities to qualify for long-term capital gains treatment. As a result, turnover in the Fund’s portfolio may be very high, since investments may be held for very short time periods when the Fund’s portfolio manager believes further capital appreciation of those investments is unlikely or that a loss of capital may occur.

The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund pursues its objective by using the following principal strategies:

• investing primarily in common stocks, selected for their appreciation potential

• investing in certain event driven situations such as announced mergers, acquisitions, and reorganizations (“arbitrage”)

• engaging, within prescribed limits, in short sales of common stocks whereby the Fund borrows and sells a security it does not own in order to profit from the potential decline in the price of that security

• varying its common stock exposure by hedging, primarily with the purchase or short sale of Standard & Poor's 500 Index (“S&P 500 Index”) futures contracts

• investing all or a portion of its assets primarily in U.S. Treasury securities when the portfolio manager believes the risk of loss from investing in stocks is high

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you seek long-term growth of capital and are skeptical of a fully invested buy and hold equity investment strategy

• you seek a portfolio that generally may be long and/or short individual stocks, and/or long U.S. Treasury securities, and/or may employ hedging techniques with respect to its common stock exposure

• you seek a portfolio that is flexibly managed to potentially take advantage of a decline in the U.S. equity markets

There are market risks inherent in any investment and there is no assurance that the objective of the Fund will be realized.

• Market Risk. The Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to rise and fall. The Fund is also subject to the risk that the value of its U.S. Treasury securities, stock index futures hedge position, and short sale stock positions will decline. When you sell your Fund shares, you may receive less than what you paid for them. Your investment in the Fund is not guaranteed and, consequently, you can lose money by investing in the Fund.

• Equity Risk. To the extent that the Fund’s portfolio has significant equity exposure, long and/or short, the Fund is subject to the risks inherent in the stock market and individual stocks, including but not limited to the following:

• unpredictable price volatility in individual stocks and various stock indices

• changes in interest rates, inflation and corporate profits, currency exchange rate volatility, and other economic factors

• individual company and/or industry developments; and

• national and international political events.

• Short Sale Risk. A “short sale” is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover short positions at a higher price than the short sale price, resulting in a loss. Short positions in equity securities are generally considered to be more risky than long positions since the theoretical potential loss in a short position is unlimited, while the maximum loss from a long position is equal to its original purchase price.

• Small Company Risk. Stocks of companies with a relatively small number of shares available for trading may be more risky because their share prices tend to be more volatile, and their shares less liquid, than those of companies with larger amounts of tradable shares. In general, companies with small revenue bases may have more limited management and financial resources and may face a higher risk of business reversal than larger more established companies. As a result, stocks of smaller companies may be more volatile than stocks of larger companies.

• Special Situation Risk. Stocks of companies with special situation characteristics may decline in value if their unique circumstances do not develop as anticipated. Special situation factors may include, but are not limited to, potential and/or announced takeover targets, corporate restructuring candidates, and companies involved in corporate reorganizations.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

• Hedging Risk. The percentage fluctuation in the value of the Fund’s hedge positions in stock index futures contracts may be greater than those of the underlying index, and positions in such futures are subject to certain other risks, including but not limited to the following:

• an imperfect correlation between the change in market value of the Fund’s long stock positions relative to its short stock index futures hedge positions, limiting the effectiveness of the hedge

• possible temporary illiquidity in the markets for stock index futures which may result in continuing exposure to adverse price movements

• the fact that the decision to hedge may prove incorrect and, in that case, the Fund would have been better off not hedging

• Interest Rate Risk. To the extent that the Fund’s portfolio is invested in U.S. Treasury securities, it is subject to the risk of a decrease in principal value of the securities as interest rates rise.

• Management Risk. The portfolio manager’s analysis and judgment regarding individual stocks, the financial markets, the economy, and many other factors may prove incorrect, resulting in the Fund’s investments losing value. Additionally, if stock prices increase, the Fund may lose the opportunity to benefit on that portion of its portfolio invested in fixed income securities.

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commission, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed and, consequently, you can lose money by investing in the Fund.
Performance	gmf63210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare to those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare to those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GAMCO MATHERS FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 2.5% (quarter ended March 31, 2001, and the lowest return for a quarter was (9.3)% (quarter ended June 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
The Gabelli Mathers Fund | Class AAA
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,885
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	4.30%
2002	rr_AnnualReturn2002	(11.80%)
2003	rr_AnnualReturn2003	(1.90%)
2004	rr_AnnualReturn2004	(1.00%)
2005	rr_AnnualReturn2005	1.20%
2006	rr_AnnualReturn2006	2.90%
2007	rr_AnnualReturn2007	3.60%
2008	rr_AnnualReturn2008	0.20%
2009	rr_AnnualReturn2009	(1.10%)
2010	rr_AnnualReturn2010	(3.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.30%)
The Gabelli Mathers Fund | Return Before taxes | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The GAMCO Mathers Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(3.57%)
Past Five Years	rr_AverageAnnualReturnYear05	0.37%
Past Ten Years	rr_AverageAnnualReturnYear10	(0.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 9, 1965
The Gabelli Mathers Fund | Return After Taxes on Distributions | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The GAMCO Mathers Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(3.57%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.05%)
Past Ten Years	rr_AverageAnnualReturnYear10	(1.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 9, 1965
The Gabelli Mathers Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The GAMCO Mathers Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(2.32%)
Past Five Years	rr_AverageAnnualReturnYear05	0.09%
Past Ten Years	rr_AverageAnnualReturnYear10	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 9, 1965
The Gabelli Mathers Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	15.06%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.41%